JPMorgan Municipal ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.2% (a)
Alabama — 0.9%
Black Belt Energy Gas District, Gas Prepay Project No. 5 Series 2020A-1, Rev., 4.00%, 10/1/2026 (b)	250,000	257,628
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	100,000	103,425
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	150,000	153,646
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ : Royal Bank of Canada, 4.00%, 7/1/2022 (b)	30,000	30,054
City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	107,626
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (b)	100,000	95,401
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	25,000	25,428
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	300,000	307,059
University of Alabama (The), Huntsville General Fee Series B-2, Rev., 5.00%, 9/1/2031	95,000	108,283
Total Alabama		1,188,550
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	210,987
Alaska Municipal Bond Bank Authority
Series 3, Rev., 5.00%, 10/1/2025	20,000	21,234
Series 3, Rev., 5.00%, 12/1/2028	225,000	247,784
Total Alaska		480,005
Arizona — 1.9%
Arizona Board of Regents Series 2020A, Rev., 5.00%, 7/1/2030	105,000	123,803
Arizona Industrial Development Authority, Academies of Math & Science Projects Rev., 5.00%, 7/1/2032 (c)	120,000	124,637
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (c)	125,000	122,759
Series 2020A, Rev., 4.00%, 7/15/2040 (c)	125,000	114,659
Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	250,000	265,800
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	196,406
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	125,000	110,589
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2020A, Rev., 4.00%, 11/1/2038	200,000	200,237
Arizona Industrial Development Authority, Phoenix Children's Hospital
Series 2020A, Rev., 5.00%, 2/1/2031	150,000	167,283
Series 2020A, Rev., 5.00%, 2/1/2032	200,000	221,034
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (c)	250,000	246,102
City of Glendora, Waterworks Series 2022A, Rev., 5.00%, 7/1/2033	120,000	143,938
City of Mesa, Excise Tax Rev., 5.00%, 7/1/2031	75,000	87,998
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2026	160,000	175,797
Maricopa County School District No. 3 Tempe Elementary Series 2017A, GO, 5.00%, 7/1/2027	30,000	33,999
Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	109,270
Total Arizona		2,444,311
Arkansas — 0.1%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	79,295
California — 8.7%
Azusa Unified School District, Election of 2014
Series 2022D, GO, 5.00%, 8/1/2029 (d)	125,000	143,188
Series 2022D, GO, 5.00%, 8/1/2032 (d)	175,000	205,972
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	48,934

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Rev., 4.00%, 6/1/2027 (c)	260,000	260,642
California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029 (b)	300,000	345,831
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2023	100,000	100,840
Rev., 5.00%, 8/1/2040	100,000	109,670
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	156,632
California Public Finance Authority, Enso Village Project Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	200,000	188,072
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 5.00%, 4/1/2030	150,000	169,795
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project
Rev., 4.00%, 11/1/2027	60,000	64,280
Rev., 4.00%, 11/1/2029	145,000	156,663
Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	180,000	191,858
City of Aliso Viejo COP, 4.00%, 11/1/2028	175,000	189,993
City of Los Angeles Department of Airports, International Airport Senior Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	105,350
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	11,021
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	76,091
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	93,856
County of San Joaquin COP, AGM, 5.00%, 11/15/2027	150,000	171,187
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Rev., 5.00%, 9/1/2037 (c)	100,000	99,781
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	255,000	203,612
Cucamonga Valley Water District Financing Authority Series 2021B, Rev., 5.00%, 9/1/2032	190,000	226,282
El Monte City School District Series A, GO, 5.00%, 8/1/2025	55,000	59,698
Golden State Tobacco Securitization Corp. Series 2018A-1, Rev., 5.00%, 6/1/2028 (e)	250,000	290,113
Hermosa Beach City School District Series 2016A, GO, 4.00%, 8/1/2023	15,000	15,409
Huntington Beach Public Financing Authority Series 2020A, Rev., 5.00%, 5/1/2030	400,000	469,985
Indian Wells Financing Authority
Rev., 5.00%, 4/1/2029	150,000	172,881
Rev., 5.00%, 4/1/2031	160,000	189,489
Los Angeles Department of Water & Power Series 2022A, Rev., 5.00%, 7/1/2030	235,000	277,272
Los Angeles Unified School District Series 2021A, GO, 5.00%, 7/1/2030	350,000	408,226
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033 (d)	140,000	162,857
Petaluma Public Financing Authority, Road Improvement Projects Rev., 5.00%, 5/1/2026	150,000	165,769
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	165,531
San Diego Redevelopment Agency Successor Agency Series A, Rev., 5.00%, 9/1/2023	130,000	135,284
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	155,690
San Francisco City and County Airport Commission, San Francisco International Airport Series 2016A, Rev., 5.00%, 5/1/2026	95,000	104,425
San Jose Evergreen Community College District Series A, GO, 5.00%, 9/1/2022	100,000	100,963
San Ramon Valley Fire Protection District, Public Safety Complex and Fire Training Facility Projects COP, 4.00%, 8/1/2032	125,000	134,984
Sanger Unified School District
COP, AGM, 5.00%, 6/1/2034	400,000	467,477
COP, AGM, 5.00%, 6/1/2035	425,000	495,488
Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	105,400
Sierra View Local Health Care District Rev., 4.00%, 7/1/2023	165,000	168,534
Solano Irrigation District, Water COP, 4.00%, 8/1/2031	285,000	303,440

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Series 2021A, Rev., 4.00%, 6/1/2029	220,000	238,371
South San Francisco Public Facilities Financing Authority, Multiple Capital Project Series 2022A, Rev., 5.00%, 6/1/2029 (d)	270,000	309,580
State of California, Various Purpose GO, 5.00%, 11/1/2032	335,000	396,175
Tobacco Securitization Authority of Northern California Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	121,854
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,201,202
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	140,422
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	694,167
Total California		10,970,236
Colorado — 2.3%
City & County of Denver CO Series 2020B, GO, 5.00%, 8/1/2029	220,000	257,525
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	80,494
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (c)	150,000	140,462
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	295,000	282,424
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
Series 2014A, COP, 5.00%, 11/1/2025	10,000	10,921
COP, 4.00%, 9/1/2034	335,000	358,888
County of Adams
COP, 5.00%, 12/1/2023	60,000	62,821
COP, 5.00%, 12/1/2024	150,000	160,627
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 7/15/2029	130,000	140,814
Rev., 5.00%, 1/15/2030	170,000	184,491
Rev., 5.00%, 7/15/2030	115,000	125,086
Rev., 5.00%, 1/15/2031	250,000	271,979
Rev., 4.00%, 7/15/2036	185,000	181,841
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	253,733
STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 5.00%, 12/1/2038	300,000	303,595
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2026	40,000	44,219
Total Colorado		2,859,920
Connecticut — 0.4%
Metropolitan District (The) Series 2021A, GO, 5.00%, 9/1/2030	200,000	234,059
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	147,932
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series B, Rev., 5.00%, 8/1/2023	75,000	77,801
Total Connecticut		459,792
Delaware — 0.2%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project
Rev., 4.00%, 9/1/2025	100,000	101,842
Rev., 4.00%, 9/1/2026	140,000	142,605
Total Delaware		244,447
District of Columbia — 0.4%
District of Columbia
Rev., 5.00%, 7/1/2028	115,000	121,779
Series 2019A, Rev., 5.00%, 3/1/2029	100,000	116,197
Rev., 4.00%, 7/1/2039	100,000	98,756

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Rev., 5.00%, 7/1/2039	125,000	129,530
District of Columbia Water & Sewer Authority Series B, Rev., 5.00%, 10/1/2025	65,000	71,032
Total District of Columbia		537,294
Florida — 4.3%
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (c)	100,000	87,455
City of Cape Coral, Florida Special Obligation Rev., 5.00%, 10/1/2024	110,000	117,150
City of Cape Coral, Water & Sewer Rev., 5.00%, 10/1/2022	25,000	25,299
City of Jacksonville
Series 2022A, Rev., 5.00%, 10/1/2031 (d)	250,000	296,798
Series 2022A, Rev., 5.00%, 10/1/2032 (d)	200,000	240,298
City of Kissimmee Rev., 4.00%, 10/1/2025	170,000	179,550
City of Lakeland, Lakeland Regional Health Systems Rev., 5.00%, 11/15/2023	40,000	41,774
City of Miami Beach, Water & Sewer Rev., 5.00%, 9/1/2033	25,000	28,017
City of Orlando, Capital Improvement
Series D, Rev., 5.00%, 10/1/2022	75,000	75,935
Series B, Rev., 5.00%, 10/1/2024	60,000	64,140
City of Pompano Beach, John Knox Village Project Rev., 3.50%, 9/1/2030	200,000	190,720
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2016B, Rev., 5.00%, 7/1/2024	35,000	36,816
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	57,508
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	42,779
County of Lee Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	451,954
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	140,000	150,758
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	32,049
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,277
County of Palm Beach, Palm Beach Atlantic University
Rev., 5.00%, 4/1/2029 (c)	100,000	101,909
Rev., 5.00%, 4/1/2039 (c)	100,000	100,395
County of Seminole, Special Obligation Rev., 4.00%, 10/1/2024	90,000	94,171
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2024	30,000	32,049
Florida Atlantic University Finance Corp. Series 2019B, Rev., 5.00%, 7/1/2032	250,000	282,674
Florida Department of Children & Families Series 2021B, COP, 5.00%, 10/1/2028	210,000	241,911
Florida Development Finance Corp.
Rev., 3.00%, 6/1/2023	115,000	113,545
Series 2022A-1, Rev., 4.00%, 7/1/2031	175,000	173,585
Rev., 4.00%, 7/1/2035	325,000	310,202
Series 2022A-1, Rev., 5.00%, 7/1/2042	215,000	224,007
Florida Municipal Loan Council Series 2021A, Rev., 4.00%, 10/1/2028	75,000	80,736
Florida Municipal Power Agency Series 2016A, Rev., 5.00%, 10/1/2024	130,000	138,175
Florida State Board of Governors Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	113,753
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	47,470
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	27,064
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	256,353
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	130,483
Reedy Creek Improvement District, Ad Valorem Tax Series 2016-A, GO, 5.00%, 6/1/2026	50,000	55,274

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036 (c)	155,000	147,308
State of Florida Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	31,834
Series B, GO, 5.00%, 6/1/2026	20,000	22,280
Series B, GO, 5.00%, 6/1/2031	75,000	83,703
State of Florida Department of Transportation, Indirect Garvee Series 2021A, Rev., 5.00%, 7/1/2023	155,000	160,459
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	83,703
Tampa Bay Water, Regional Water Supply Authority, Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	60,160
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	45,590
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	10,955
University of Florida, Department of Housing & Residence Education Series 2021A, Rev., 5.00%, 7/1/2026	125,000	137,750
Total Florida		5,436,775
Georgia — 0.5%
Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	259,507
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	28,178
Glynn-Brunswick Memorial Hospital Authority Rev., 4.00%, 8/1/2037	255,000	255,204
Metropolitan Atlanta Rapid Transit Authority Series 2017D, Rev., 4.00%, 7/1/2028	35,000	37,626
Total Georgia		580,515
Hawaii — 2.0%
City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	50,193
State of Hawaii
Series EE, GO, 5.00%, 11/1/2022 (e)	15,000	15,230
Series EP, GO, 5.00%, 8/1/2023	40,000	41,555
Series FK, GO, 5.00%, 5/1/2033	30,000	33,276
State of Hawaii Airports System COP, AMT, 5.00%, 8/1/2022	2,295,000	2,306,124
State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	27,745
Total Hawaii		2,474,123
Idaho — 0.5%
Idaho Health Facilities Authority Series 2021A, Rev., 5.00%, 3/1/2029	35,000	39,666
Idaho Housing and Finance Association Series 2022A, Rev., 5.00%, 8/15/2035	500,000	595,789
Total Idaho		635,455
Illinois — 5.2%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	49,472
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2024	210,000	219,480
Series 2017B, Rev., 5.00%, 1/1/2034	40,000	43,152
Chicago O'Hare International Airport, Senior Lien Series 2020A, Rev., 5.00%, 1/1/2034	200,000	222,086
City of Decatur GO, 5.00%, 3/1/2027	130,000	142,906
City of Hilliard GO, 4.00%, 12/30/2028	35,000	37,715
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	27,786
Cook County School District No. 87 Berkeley GO, AGM, 4.00%, 12/1/2030	35,000	37,834
County of Lake GO, 4.00%, 11/30/2027	100,000	107,344
Illinois Finance Authority
Series 2016D, Rev., 5.00%, 2/15/2024	115,000	120,700
Rev., 4.00%, 11/1/2024	135,000	137,566

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Rev., 4.00%, 10/15/2028	350,000	345,917
Rev., 5.00%, 7/1/2032	35,000	38,491
Illinois State Toll Highway Authority
Series D, Rev., 5.00%, 1/1/2024	25,000	26,208
Series 2019A, Rev., 5.00%, 1/1/2036	250,000	278,447
Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	36,681
Kendall & Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	27,947
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2032	175,000	184,548
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	188,845
McLean & Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	82,345
Metropolitan Water Reclamation District of Greater Chicago Series 2021C, GO, 5.00%, 12/1/2023	20,000	20,958
Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	226,287
Northern Illinois University, Board of Trustees, Auxiliary Facilities System
Rev., 5.00%, 10/1/2029	300,000	341,206
Rev., 5.00%, 10/1/2030	325,000	373,403
Peoria Tazewell Etc. Counties Community College District No. 514 GO, 4.00%, 12/1/2023	35,000	36,168
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	725,224
State of Illinois
GO, 5.00%, 4/1/2024	30,000	31,368
Series 2018A, GO, 5.00%, 10/1/2024	30,000	31,631
Series 2017D, GO, 5.00%, 11/1/2025	1,000,000	1,071,905
Series 2022A, GO, 5.00%, 3/1/2029 (d)	500,000	548,773
University of Illinois Series 2021A, Rev., 5.00%, 4/1/2029	450,000	506,028
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	140,920
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	156,956
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,150
Total Illinois		6,576,447
Indiana — 4.1%
Adams Central Elementary School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	22,226
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	37,138
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	250,000	204,718
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	200,000	161,712
Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	281,540
Indiana Finance Authority
Series 2017A, Rev., 5.00%, 11/1/2023	50,000	52,169
Series C, Rev., 5.00%, 12/1/2025	35,000	38,369
Rev., 5.00%, 6/1/2030	200,000	228,401
Series 2021-1, Rev., 5.00%, 10/1/2030	1,900,000	2,236,650
Series 2012A, Rev., 4.25%, 11/1/2030 (d)	500,000	512,250
Series 2017C, Rev., 4.00%, 11/1/2034	115,000	117,299
Rev., 4.00%, 10/1/2035	215,000	215,870
Indiana State University
Series R, Rev., 5.00%, 10/1/2022	10,000	10,121
Rev., 5.00%, 4/1/2028	120,000	135,855
Rev., 5.00%, 4/1/2031	75,000	82,777
Indiana University
Series A, Rev., 5.00%, 6/1/2022	25,000	25,000

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series Y, Rev., 5.00%, 8/1/2028	25,000	28,233
IPS Multi-School Building Corp. Rev., 5.00%, 7/15/2029	50,000	57,502
Monroe County Community School Corp. GO, 5.00%, 7/15/2027	250,000	280,495
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	37,952
Wheeler-Union Township School Building Corp. Rev., 4.00%, 7/15/2034	400,000	428,212
Total Indiana		5,194,489
Iowa — 0.3%
City of Cedar Rapids, Sewer Series 2018D, Rev., 5.00%, 6/1/2022	70,000	70,000
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	37,118
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2028	175,000	199,903
Iowa Finance Authority Rev., 5.00%, 8/1/2027	30,000	33,967
Total Iowa		340,988
Kansas — 0.3%
City of Manhattan, Meadowlark Hills Series 2022B-2, Rev., 2.38%, 6/1/2027	200,000	187,923
Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2024	105,000	112,270
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	53,736
Total Kansas		353,929
Kentucky — 3.0%
City of Hermiston
Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (c)	130,000	129,893
Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (c)	165,000	165,378
Kentucky Economic Development Finance Authority Series B, Rev., 5.00%, 8/15/2029	165,000	179,974
Kentucky Public Energy Authority
Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	580,000	595,716
Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	2,565,000	2,632,025
Louisville Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	65,629
Louisville and Jefferson County Metropolitan Sewer District
Series B, Rev., 5.00%, 5/15/2024	25,000	26,501
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	44,731
Total Kentucky		3,839,847
Louisiana — 0.8%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	226,292
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., 5.00%, 12/1/2030	250,000	287,633
Louisiana Public Facilities Authority
Series 2020A, Rev., 5.00%, 4/1/2029	220,000	247,681
Series 2021C, Rev., 4.00%, 6/1/2031 (c)	245,000	235,667
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	32,053
Total Louisiana		1,029,326
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 5.00%, 7/1/2023 (e)	70,690	73,188
Series 2020A, Rev., 5.00%, 7/1/2023	54,310	56,241
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	80,266
Total Maine		209,695

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — 1.2%
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 8/1/2022 (e)	100,000	100,632
County of Howard, Consolidated Public Improvement Series 2022B, GO, 5.00%, 8/15/2030	160,000	190,913
County of St. Mary's, Public Improvement GO, 4.00%, 7/15/2027	70,000	76,011
Maryland Economic Development Corp. Rev., 4.00%, 7/1/2040	200,000	190,570
Maryland Health and Higher Educational Facilities Authority
Rev., 5.00%, 6/1/2033	200,000	217,971
Rev., 4.00%, 6/1/2046	250,000	235,951
State of Maryland, Department of Transportation Rev., 5.00%, 9/1/2026	75,000	83,619
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	49,132
State of Maryland, State and Local Facilities Loan of 2020 Series 2020A, GO, 5.00%, 8/1/2035	300,000	352,778
Total Maryland		1,497,577
Massachusetts — 1.5%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	10,835
Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	27,943
Massachusetts Bay Transportation Authority Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	20,063
Massachusetts Development Finance Agency
Rev., 5.00%, 1/1/2030	235,000	240,950
Series 2020A-1, Rev., 5.00%, 1/31/2030 (b)	500,000	575,828
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	201,063
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	215,000	242,830
Series 2021G, Rev., 5.00%, 7/1/2035	200,000	221,143
Series G, Rev., 5.00%, 7/15/2037 (c)	245,000	257,876
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	50,622
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	32,204
Total Massachusetts		1,881,357
Michigan — 0.5%
Berrien Springs Public Schools, School Building & Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	290,749
Grand Traverse County Hospital Finance Authority Rev., 5.00%, 7/1/2026	175,000	190,502
Michigan Finance Authority Rev., 4.00%, 2/1/2032	95,000	96,214
Michigan State Hospital Finance Authority Series C, Rev., 5.00%, 12/1/2025	25,000	27,292
Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2031	25,000	29,480
Total Michigan		634,237
Minnesota — 1.3%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	195,635
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project Series 2021A, Rev., 4.00%, 7/1/2031	175,000	167,398
Duluth Economic Development Authority Series 2021A, Rev., 3.00%, 7/1/2024	100,000	99,838
Minnesota Municipal Gas Agency Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,063,183
State of Minnesota, Trunk Highway Series 2019B, GO, 5.00%, 8/1/2026	100,000	111,722
University of Minnesota Series B, Rev., 5.00%, 12/1/2025	15,000	16,455
Total Minnesota		1,654,231
Mississippi — 0.3%
Mississippi Development Bank Rev., 5.00%, 3/1/2026	205,000	226,130
Mississippi State University Educational Building Corp. Rev., 5.00%, 8/1/2025	35,000	37,956
State of Mississippi
Series 2015F, GO, 5.00%, 11/1/2025 (e)	35,000	38,406
Series B, GO, 5.00%, 12/1/2025	20,000	21,975

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
Series 2018A, GO, 5.00%, 11/1/2026 (e)	60,000	67,313
University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	44,064
Total Mississippi		435,844
Missouri — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Rev., 5.00%, 10/1/2023	280,000	291,691
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	42,537
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	123,522
City of Kansas City, Sanitary Sewer System Series B, Rev., 5.00%, 1/1/2033	25,000	28,156
Health & Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 9/1/2026	200,000	213,334
Series 2015B, Rev., 5.00%, 12/1/2026	165,000	175,760
Series 2018A, Rev., 5.00%, 6/1/2028	180,000	201,455
Rev., 5.00%, 11/15/2029	300,000	320,887
Rev., 5.00%, 9/1/2030	200,000	222,457
Metropolitan St. Louis Sewer District Series 2017A, Rev., 5.00%, 5/1/2027	45,000	50,845
Missouri Development Finance Board Rev., 5.00%, 10/1/2025	25,000	26,737
Total Missouri		1,697,381
Montana — 0.0% ^
County of Missoula GO, 4.00%, 7/1/2025	50,000	52,841
Nebraska — 0.9%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	353,053
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	94,548
Rev., 5.00%, 9/1/2028	50,000	56,223
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	55,235
Nebraska Educational Health Cultural & Social Services Finance Authority Series 2019A, Rev., 4.00%, 1/1/2033	250,000	255,991
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	20,000	21,248
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	43,968
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	32,854
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2024	155,000	162,170
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	38,340
Total Nebraska		1,113,630
Nevada — 0.5%
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (c)	65,000	63,321
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	107,094
Series 2018A, GO, 4.00%, 6/15/2035	90,000	94,314
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	28,064
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	137,116
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	175,448
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	56,485
Total Nevada		661,842

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Hampshire — 0.2%
New Hampshire Business Finance Authority Rev., 4.00%, 1/1/2025	290,000	295,624
New Jersey — 1.8%
City of New Brunswick GO, 4.00%, 3/15/2024	10,000	10,367
City of North Wildwood GO, 5.00%, 8/1/2022	10,000	10,062
New Jersey Economic Development Authority Series 2016A, Rev., 5.00%, 7/15/2028	260,000	279,088
New Jersey Transportation Trust Fund Authority
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	258,743
Series 2020AA, Rev., 4.00%, 6/15/2035	130,000	131,952
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	200,000	219,766
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	10,839
State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2028	1,000,000	1,129,199
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	287,189
Total New Jersey		2,337,205
New Mexico — 0.7%
City of Albuquerque, General Purpose Series 2016A, GO, 5.00%, 7/1/2023	75,000	77,757
City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	260,688
New Mexico Finance Authority
Series 2016C, Rev., 5.00%, 6/1/2022	30,000	30,000
Series 2016E, Rev., 5.00%, 6/1/2024	25,000	26,528
Series 2108A, Rev., 5.00%, 6/15/2027	100,000	112,989
New Mexico Hospital Equipment Loan Council Series 2015A, Rev., 5.00%, 8/1/2025	25,000	27,016
State of New Mexico GO, 5.00%, 3/1/2024	305,000	321,512
Total New Mexico		856,490
New York — 14.3%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc. Rev., 3.50%, 7/1/2026	210,000	208,811
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041	100,000	90,320
Series 2021A, Rev., 4.00%, 6/15/2051	150,000	127,555
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	40,000	41,565
Series I, GO, 5.00%, 8/1/2023	25,000	25,978
City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	36,249
City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,048
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	117,190
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	112,793
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2033	160,000	183,437
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	215,981
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	273,084
Series F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,148,031
City of New York, Fiscal Year 2022 Series 2022B-1, GO, 5.00%, 8/1/2033	1,650,000	1,950,520
County of Erie Series 2019A, GO, 5.00%, 9/15/2025	25,000	27,251
County of Onondaga GO, 5.00%, 3/15/2026	20,000	21,109
Dutchess County Local Development Corp. Rev., 5.00%, 7/1/2025	100,000	105,855
Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	33,716
Falconer Central School District GO, 4.00%, 12/15/2034	1,270,000	1,344,326
Longwood Central School District Suffolk County GO, 5.00%, 6/15/2025	175,000	190,481

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority Series 2016A, Rev., 5.00%, 11/15/2023	315,000	329,211
Monroe County Industrial Development Corp.
Rev., 5.00%, 7/1/2022	195,000	195,537
Rev., 5.00%, 5/1/2030	80,000	86,096
New York City Municipal Water Finance Authority Subseries 2012A-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 0.48%, 6/1/2022 (b)	3,000,000	3,000,000
New York City Transitional Finance Authority Building Aid
Series S-2A, Rev., 5.00%, 7/15/2025	50,000	54,154
Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	118,316
New York City Transitional Finance Authority Future Tax Secured
Series C, Rev., 5.00%, 11/1/2022	25,000	25,400
Series 1, Rev., 5.00%, 11/1/2026	25,000	28,047
Series 2013G, Rev., 5.00%, 11/1/2026	30,000	30,830
Subseries B-1, Rev., 5.00%, 11/1/2029	125,000	135,914
Series 2017E1, Rev., 5.00%, 2/1/2030	150,000	166,351
Series 2017F-1, Rev., 5.00%, 5/1/2030	550,000	612,531
Series 2022F, Rev., 5.00%, 2/1/2036	525,000	617,183
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	27,992
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	164,946
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 4.00%, 9/1/2050	100,000	92,025
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2023	180,000	186,596
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	78,322
New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 5.00%, 3/15/2033	1,610,000	1,915,213
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2031	25,000	28,547
New York State Dormitory Authority, State Supported Debt University Facilities Series 2019A, Rev., 5.00%, 7/1/2024	25,000	26,469
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	115,648
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2026	45,000	49,784
Series 2017A, Rev., 5.00%, 3/15/2026	125,000	138,290
Series 2016A, Rev., 5.00%, 3/15/2027	30,000	32,982
Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	25,619
Series 2016A, Rev., 5.00%, 3/15/2028	75,000	82,313
Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	167,589
Series 2020A, Rev., 4.00%, 3/15/2045	500,000	513,664
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 5.00%, 3/15/2036	580,000	669,577
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 7/1/2027	100,000	109,055
Rev., 5.00%, 7/1/2028	210,000	230,963
Rev., 5.00%, 7/1/2031	360,000	400,586
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	200,131
Port Authority of New York and New Jersey, Consolidated Series 205, Rev., 5.00%, 11/15/2028	30,000	33,628
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (c)	340,000	310,074
Town of Stony Point GO, 5.00%, 8/15/2027	75,000	84,382
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032 (d)	240,000	254,929

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (c)	250,000	239,732
Series 2021C, Rev., 3.20%, 7/1/2028 (c)	250,000	235,352
Total New York		18,078,278
North Carolina — 3.9%
County of Davidson GO, 5.00%, 6/1/2027	35,000	39,610
County of Duplin Rev., 5.00%, 6/1/2028	165,000	185,928
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	26,483
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	400,000	416,797
State of North Carolina Series 2020B, Rev., 5.00%, 5/1/2029	100,000	116,558
State of North Carolina, Build NC Programs, Limited Obligation Series C, Rev., 5.00%, 5/1/2024	25,000	26,483
University of North Carolina at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 0.46%, 6/1/2022 (b)	3,000,000	3,000,000
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., 5.00%, 4/1/2031	945,000	1,083,100
Total North Carolina		4,894,959
North Dakota — 0.1%
North Dakota Building Authority, Facilities Improvement Series 2020A, Rev., 5.00%, 12/1/2023	115,000	120,407
Ohio — 5.0%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2029	330,000	369,942
American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	27,067
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	26,402
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	250,000	241,751
City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2026	15,000	16,776
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2019A, Rev., 4.00%, 7/1/2033	205,000	213,550
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (b) (d)	2,000,000	2,075,034
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b) (d)	1,000,000	1,040,068
Ohio Higher Educational Facility Commission, Denison University Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	81,652
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	125,766
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2027	55,000	58,379
Rev., 5.00%, 3/1/2034	160,000	166,299
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series A, Rev., 5.00%, 2/15/2027	135,000	151,518
Series 2022A, Rev., 5.00%, 2/15/2033 (d)	500,000	585,130
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	33,335
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2017A, Rev., 5.00%, 12/1/2026	45,000	50,532
South-Western City School District, School Facilities Construction and Improvement GO, 5.00%, 6/1/2022 (e)	160,000	160,000
State of Ohio Series 2021B, GO, 5.00%, 9/15/2031	210,000	252,019
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	27,110
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	28,169
State of Ohio, Infrastructure Improvement Series 2018A, GO, 5.00%, 9/1/2028	25,000	28,855
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	39,865
Youngstown State University, General Receipts Rev., AGM, 4.00%, 12/15/2031	525,000	578,382
Total Ohio		6,377,601

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — 0.3%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	162,479
Oklahoma Capitol Improvement Authority, Capitol Repair Project
Series C, Rev., 5.00%, 1/1/2030	10,000	11,174
Series 2018C, Rev., 5.00%, 1/1/2036	45,000	49,811
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 7/1/2024	100,000	105,920
Total Oklahoma		329,384
Oregon — 0.7%
Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	28,158
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375,000	353,836
Salem Hospital Facility Authority, Multi Model, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2028	75,000	83,508
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2018A, Rev., 5.00%, 9/1/2027 (e)	45,000	51,305
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	350,000	325,127
Total Oregon		841,934
Pennsylvania — 2.6%
Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	206,400
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	257,726
Bucks County Community College Authority Series 2019A, Rev., 5.00%, 6/15/2033	35,000	39,701
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	247,049
County of Chester GO, 5.00%, 11/15/2027	30,000	34,370
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	178,076
Delaware Valley Regional Finance Authority, Local Government Series 2021A, Rev., 2.00%, 10/1/2029	25,000	22,742
Geisinger Authority
Series 2020B, Rev., 5.00%, 2/15/2027 (b)	250,000	272,062
Series 2020A, Rev., 4.00%, 4/1/2039	135,000	137,651
Lancaster County Hospital Authority Rev., 5.00%, 3/1/2040	250,000	245,937
Montgomery County Higher Education and Health Authority
Rev., 5.00%, 9/1/2027	265,000	292,162
Rev., 5.00%, 4/1/2034	250,000	267,994
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	137,439
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	196,666
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	77,473
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	117,166
Series A-1, Rev., 5.00%, 12/1/2031	60,000	66,613
Series 2020B, Rev., 5.00%, 12/1/2033	280,000	323,179
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	27,442
Township of Palmer Series 2020C, GO, 4.00%, 11/15/2031	175,000	185,256
Township of Upper St. Clair Series 2016A, GO, 4.00%, 6/1/2025	20,000	21,086
Total Pennsylvania		3,354,190
Rhode Island — 0.1%
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	85,672
South Carolina — 0.9%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	279,933

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	126,327
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	11,278
University of South Carolina, Athletic Facilities Series 2022A, Rev., 5.00%, 5/1/2034	585,000	688,585
Total South Carolina		1,106,123
South Dakota — 0.2%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	26,175
South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2027	35,000	38,753
South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	38,158
South Dakota Health and Educational Facilities Authority, Sanford Obligated Group Rev., 5.00%, 11/1/2023	145,000	151,498
Total South Dakota		254,584
Tennessee — 2.5%
City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	15,479
City of Memphis, Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2033	535,000	627,053
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	25,866
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	142,937
County of Maury GO, 5.00%, 4/1/2027	40,000	45,122
County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	28,201
County of Robertson GO, 5.00%, 6/1/2025	25,000	27,110
County of Shelby, Public Improvement Series 2019A, GO, 5.00%, 4/1/2027	105,000	118,446
County of Sullivan GO, 5.00%, 5/1/2026	30,000	33,213
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	53,323
County of Williamson GO, 5.00%, 4/1/2024	20,000	21,135
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 11/15/2023	50,000	52,181
Metropolitan Government of Nashville & Davidson County
GO, 5.00%, 7/1/2022 (e)	20,000	20,062
Series 2017A, Rev., 5.00%, 5/15/2024	10,000	10,591
Series 2015A, GO, 5.00%, 7/1/2025	10,000	10,881
Metropolitan Government of Nashville & Davidson County, Health and Educational Facilities
Rev., 5.00%, 5/1/2026	450,000	489,366
Series 2021B, Rev., 4.00%, 10/1/2041	355,000	323,597
Shelby County Health Educational and Housing Facilities Board
Series 2017A, Rev., 5.00%, 5/1/2024	155,000	163,235
Series 2017A, Rev., 5.00%, 5/1/2027	200,000	223,016
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	147,732
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	146,707
State of Tennessee Series A, GO, 5.00%, 9/1/2024 (e)	25,000	26,687
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (b)	400,000	439,779
Total Tennessee		3,191,719
Texas — 4.2%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	78,989
Board of Regents of the University of Texas System, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	50,000	53,281
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	93,641
City of Austin, Airport System
Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	269,049

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,133,227
City of Corpus Christi, Certificates of Obligation Series 2016A, GO, 4.00%, 3/1/2026	200,000	212,556
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 5.00%, 7/1/2033	250,000	280,739
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	51,564
City of Hutto, Waterworks and Sewer System GO, 5.00%, 8/1/2026	80,000	88,635
City of League City, Combination Tax GO, 5.00%, 2/15/2027	20,000	22,017
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	27,740
City of San Angelo GO, 5.00%, 2/15/2027	20,000	22,438
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2031	170,000	189,453
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	114,109
Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	213,586
Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	191,015
Series 2022A, Rev., 5.00%, 8/15/2031	250,000	281,129
Clint Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	26,312
County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	27,932
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	21,987
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	26,923
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	44,109
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	21,522
Harris County Cultural Education Facilities Finance Corp. Rev., 5.00%, 11/15/2023	25,000	26,109
Laredo Independent School District GO, PSF-GTD, 5.00%, 8/1/2024	25,000	26,582
Lower Colorado River Authority Rev., 5.00%, 5/15/2035	155,000	171,598
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2017A, Rev., 5.00%, 11/1/2023	150,000	156,937
Series 2017A, Rev., 5.00%, 11/1/2025	45,000	49,192
Series B, Rev., 5.00%, 11/1/2029	25,000	28,252
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	21,792
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	22,513
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	69,367
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2028	125,000	140,944
Pearland Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,624
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2024	85,000	90,336
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	28,149
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	100,000	92,739
San Antonio Water System, Junior Lien Series 2017A, Rev., 5.00%, 5/15/2025	25,000	27,046
Sherman Independent School District, Unlimited Tax Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	28,429
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	53,498
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	66,246
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	26,902
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	172,887
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2024	35,000	36,825
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	65,774
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2032	400,000	402,542
Total Texas		5,322,236
Utah — 1.5%
City of Park City, Sales Tax Rev., 5.00%, 6/15/2022	30,000	30,042

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
City of Salt Lake, International Airport Series 2022A, Rev., 4.00%, 10/1/2030	155,000	171,543
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	52,705
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	73,469
Military Installation Development Authority Series 2021A-1, Rev., 4.00%, 6/1/2041	125,000	103,458
Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	106,543
University of Utah (The) Series B, Rev., 5.00%, 8/1/2023 (e)	25,000	25,957
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2030	110,000	123,620
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	150,000	152,066
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	130,000	138,780
Rev., 5.00%, 10/15/2032	310,000	325,580
Utah Transit Authority, Sales Tax Series A, Rev., 5.00%, 6/15/2035	295,000	351,980
Wasatch County Municipal Building Authority Rev., 4.00%, 12/1/2027	270,000	291,275
Total Utah		1,947,018
Virgin Islands — 0.1%
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	150,000	153,810
Virginia — 0.9%
City of Richmond, Public Improvement Series B, GO, 5.00%, 7/15/2027	175,000	198,724
Commonwealth of Virginia Series 2018A, GO, 5.00%, 6/1/2030	25,000	28,746
County of Fairfax, Public Improvement Series 2022A, GO, 4.00%, 10/1/2031	100,000	113,518
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	98,074
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2010D, Rev., 5.00%, 7/1/2030 (b)	200,000	226,903
Virginia Public Building Authority Series 2021A-1, Rev., 5.00%, 8/1/2030	145,000	172,447
Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	25,160
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	36,629
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032 (d)	250,000	255,329
Total Virginia		1,155,530
Washington — 4.8%
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	32,136
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2030	10,000	10,560
City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2022	10,000	10,113
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	21,370
City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	37,299
City of Tacoma, Solid Waste Utility Rev., 5.00%, 12/1/2031	700,000	832,691
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	94,344
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	57,021
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	53,707
Series B, GO, 5.00%, 12/1/2025	20,000	20,940
Series 2022A, GO, 5.00%, 7/1/2033	1,000,000	1,199,481
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	10,847
Energy Northwest
Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	27,642
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	62,162
Franklin County School District No. 1 Pasco GO, 5.00%, 12/1/2030	35,000	39,740
King County Public Hospital District No. 2 GO, 5.00%, 12/1/2024 (e)	105,000	112,651

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
King County School District No. 403 Renton
GO, 5.00%, 6/16/2022	100,000	100,150
GO, 4.00%, 12/1/2023	160,000	165,049
King County School District No. 405 Bellevue GO, 5.00%, 12/1/2026	20,000	22,459
King County School District No. 411 Issaquah GO, 5.00%, 12/1/2024	35,000	37,613
Mason County School District No. 309 Shelton GO, 5.00%, 12/1/2029	45,000	50,723
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2027	65,000	70,422
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2020B, GO, 4.00%, 12/1/2032	1,085,000	1,191,042
Pierce County School District No. 3 Puyallup, Unlimited Tax GO, 5.00%, 12/1/2031	305,000	342,104
Pierce County School District No. 403 Bethel, Unlimited Tax GO, 4.00%, 12/1/2023	20,000	20,670
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	54,938
Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2025	25,000	27,469
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	26,834
Snohomish County School District No. 6 Mukilteo, Unlimited Tax GO, 5.00%, 12/1/2023	105,000	110,176
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	21,442
State of Washington Series 2021B, GO, 5.00%, 6/1/2033	1,000,000	1,166,716
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	59,969
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	34,012
Total Washington		6,124,492
Wisconsin — 2.4%
Hamilton School District GO, 5.00%, 4/1/2025	60,000	64,942
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	297,944
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027	250,000	230,360
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	208,936
Public Finance Authority, Roseman University of Health Rev., 4.00%, 4/1/2032 (c)	225,000	223,796
Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2027	500,000	550,461
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (c)	150,000	160,030
State of Wisconsin
Series B, GO, 4.00%, 5/1/2023	40,000	40,901
Series 1, GO, 5.00%, 11/1/2024	40,000	42,917
Series 2, GO, 5.00%, 11/1/2026	50,000	55,415
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2023 (e)	25,000	25,836
Rev., 5.00%, 6/1/2024 (e)	65,000	68,881
State of Wisconsin, Environmental Improvement Fund
Series 2018A, Rev., 5.00%, 6/1/2025	35,000	38,007
Series 2018A, Rev., 5.00%, 6/1/2026	20,000	22,207
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	10,372
Wisconsin Department of Transportation
Series 2, Rev., 5.00%, 7/1/2031	180,000	201,550
Series 2, Rev., 5.00%, 7/1/2032	50,000	55,899
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175,000	176,624
Rev., 4.00%, 1/1/2027	175,000	175,942

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	155,731
WPPI Energy Series 2016A, Rev., 5.00%, 7/1/2024	170,000	179,564
Total Wisconsin		2,986,315
Total Municipal Bonds (Cost $118,097,599)		115,377,950
	SHARES
Short Term Investments — 13.0%
Investment Companies — 13.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (f) (g) (Cost $16,500,478)	16,495,529	16,502,127
Total Investments — 104.2% (Cost $134,598,077)		131,880,077
Liabilities in Excess of Other Assets — (4.2)%		(5,285,589)
NET ASSETS — 100.0%		126,594,488

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
GO	General Obligation
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(7)	09/21/2022	USD	(898,734)	9,392

Abbreviations
USD	United States Dollar

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$115,377,950	$—	$115,377,950
Short-Term Investments
Investment Companies	16,502,127	—	—	16,502,127
Total Investments in Securities	$16,502,127	$115,377,950	$—	$131,880,077
Appreciation in Other Financial Instruments
Futures Contracts	$9,392	$—	$—	$9,392
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$10,795,128	$28,637,108	$22,931,767	$9	$1,649	$16,502,127	16,495,529	$12,206	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.